Exhibit 99

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	24

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,716,511.63

Principal:
Principal Collections	$15,355,017.06
Prepayments in Full	$8,870,388.26
Liquidation Proceeds	$440,917.64
Recoveries	$53,335.08

Sub Total	$24,719,658.04

Collections	$26,436,169.67

Purchase Amounts:
Purchase Amounts Related to Principal	$336,226.96
Purchase Amounts Related to Interest	$2,343.50

Sub Total	$338,570.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,774,740.13

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	24

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,774,740.13
Servicing Fee	$401,893.09	$401,893.09	$0.00	$0.00	$26,372,847.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,372,847.04
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,372,847.04
Interest - Class A-3 Notes	$235,198.99	$235,198.99	$0.00	$0.00	$26,137,648.05
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$25,878,573.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,878,573.05
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$25,800,317.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,800,317.63
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$25,742,894.30
Third Priority Principal Payment	$1,150,882.67	$1,150,882.67	$0.00	$0.00	$24,592,011.63
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$24,519,786.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,519,786.63
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$3,119,786.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,119,786.63
Residual Released to Depositor	$0.00	$3,119,786.63	$0.00	$0.00	$0.00

Total		$26,774,740.13

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$1,150,882.67
Regular Principal Payment	$21,400,000.00

Total	$22,550,882.67

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,550,882.67	$59.03	$235,198.99	$0.62	$22,786,081.66	$59.65
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$22,550,882.67	$20.68	$702,177.74	$0.64	$23,253,060.41	$21.33

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$213,817,262.27	0.5597311	$191,266,379.60	0.5006973
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$433,267,262.27	0.3974018	$410,716,379.60	0.3767176

Pool Information
Weighted Average APR		4.402%		4.402%
Weighted Average Remaining Term		36.89		36.13
Number of Receivables Outstanding		33,691		32,869
Pool Balance		$482,271,708.75		$457,134,804.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$433,267,262.27		$410,716,379.60
Pool Factor		0.4018931		0.3809457

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$46,418,425.10
Targeted Overcollateralization Amount	$46,418,425.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,418,425.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	86	$134,515.25
(Recoveries)	82	$53,335.08

Net Losses for Current Collection Period		$81,180.17
Cumulative Net Losses Last Collection Period		$6,400,332.99

Cumulative Net Losses for all Collection Periods		$6,481,513.16

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.20%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.73%	489	$7,902,162.80
61-90 Days Delinquent	0.13%	38	$616,956.94
91-120 Days Delinquent	0.08%	17	$355,362.77
Over 120 Days Delinquent	0.23%	56	$1,045,470.79

Total Delinquent Receivables	2.17%	600	$9,919,953.30

Repossession Inventory:
Repossessed in the Current Collection Period		22	$327,849.11
Total Repossessed Inventory		18	$372,973.86

Ratio of Net Losses to the Average Pool Balance for the Collection Period:

Second Preceding Collection Period	0.3775%
Preceding Collection Period	0.7316%
Current Collection Period	0.2074%
Three Month Average	0.4388%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period	0.2846%
Preceding Collection Period	0.3413%
Current Collection Period	0.3377%
Three Month Average	0.3212%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer